Basis of Presentation - Schedule of Exchange Rates (to Euros) (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of Exchange Rates [line items]
Exchange rates	0.0112	0.0106	0.0097	0.0116
Canadian Dollar (CAD)
Disclosure of Exchange Rates [line items]
Exchange rates	1.51	1.42	1.34
Average foreign exchange rate	1.48	1.44	1.38
US-Dollar (USD)
Disclosure of Exchange Rates [line items]
Exchange rates	1.12	1.06	0.97
Average foreign exchange rate	1.08	1.07	1.08